Taxation (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income/(loss) before tax
Income/(loss) from China operations		¥ 3,681,735	¥ 1,730,549	¥ (3,329,238)
Loss from non-China operations		(3,560,775)	(3,612,450)	(4,426,734)
Income/(loss) before tax	$ 18,593	120,960	(1,881,901)	(7,755,972)
Income tax benefits/(expenses) applicable to China operations
Current income tax expenses		(360,603)	(201,173)	(27,938)
Deferred tax benefits		221,010	34,782	42,584
Subtotal income tax benefits/(expenses) applicable to China operations		(139,593)	(166,391)	14,646
Total income tax benefits/(expenses)	$ (21,455)	¥ (139,593)	¥ (166,391)	¥ 14,646